Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Company’s Major Subsidiaries and VIEs	As of December 31, 2023, the Company’s major subsidiaries and VIEs are as follows:
Name of subsidiaries and VIE	Date of establishment / acquisition	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Langfang City Rail Transit Technical School (“Langfang School”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Hainan Jiangcai Vocational Skills Training School Co. Ltd. (“Hainan Jiangcai”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Lishui Overseas Chinese high School (“Lishui International School”)	Established on June 25, 2023	PRC	100%	Operation of high school
Hebei Chuangxiang	Established on January 6, 2023	PRC	100%	Comprehensive human resources service

Schedule of Consolidated Financial Statements	The following combined financial information of the Group’s VIEs as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 was included in the accompanying consolidated financial statements of the Group as follows:
	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash and cash equivalents	32,873,528	11,801,953	1,662,270
Amounts due from inter-company entities	57,331,944	14,585,744	2,054,359
Prepayments and other current assets, net	74,180,309	5,180,474	729,655
Amounts due from a related party	-	10,750,000	1,514,106
Accounts receivable	4,000	9,380	1,321
Inventories	7,148	-	-
Current assets belong to discontinued operations	6,609,704	-	-
Total current assets	171,006,633	42,327,551	5,961,711
Non-current assets:
Property and equipment, net	159,226,997	150,806,607	21,240,666
Land use rights, net	35,820,632	34,873,935	4,911,891
Intangible assets, net	1,666	9,861	1,389
Goodwill, net	70,369,837	-	-
Deferred tax assets, net	-	-	-
Right-of-use assets	7,580,536	2,471,003	348,033
Non-current assets belong to discontinued operations	2,369,839	-	-
Total non-current assets	275,369,507	188,161,406	26,501,979
Total assets	446,376,140	230,488,957	32,463,690
LIABILITIES
Current liabilities
Short-term borrowings	61,000,000	74,000,000	10,422,682
Accounts payable	560,256	660,755	93,065
Deferred revenue, current	8,971,795	6,116,288	861,461
Salary and welfare payable	3,092,181	2,268,112	319,457
Amounts due to a related party	323,400	8,000,000	1,126,776
Tax payable	777,559	808,759	113,911
Income tax payable	57,831	219,832	30,963
Amount due to inter-company entities	35,000,000	15,500,000	2,183,129
Accrued liabilities and other current liabilities	14,207,561	5,946,598	837,561
Amounts due to Affected Entity, current	21,225,707	-	-
Long-term loans and borrowings, current	2,500,000	1,250,000	176,059
Operating lease liabilities, current	3,866,910	2,471,003	348,033
Current liabilities belong to discontinued operations	11,762,881	-	-
Total current liabilities	163,346,081	117,241,347	16,513,097
Non-current liabilities
Amounts due to Affected Entities, non-current	194,552,414	162,500,961	22,887,782
Operating lease liabilities, non-current	3,558,380	-	-
Long-term loans and borrowings, non-current	1,250,000	-	-
Non-current liabilities belong to discontinued operations	356,250	-	-
Total non-current liabilities	199,717,044	162,500,961	22,887,782
Total liabilities	363,063,125	279,742,308	39,400,879

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2 (g))
Net revenues from continuing operations	20,112,033	38,096,542	48,374,296	6,585,500
Net revenues from discontinued operation	102,006,339	7,828,415	1,617,904	227,877
Net loss from continuing operations	(467,382)	(8,419,647)	(100,474,594)	(17,446,620)
Net (loss)/income from discontinued operation	(244,068,780)	1,828,539	(23,394,661)	(3,295,069)
Net cash provided by/(used in) operating activities	29,764,431	43,586,442	(16,213,871)	(2,283,676)
Net cash used in investing activities	(153,593,942)	(456,381)	(7,576,283)	(1,067,097)
Net cash provided by/(used in) financing activities	115,671,061	(11,218,750)	2,227,473	313,733
Net changes in cash and cash equivalents	(8,158,450)	31,911,311	(21,562,681)	(3,037,040)